Significant Accounting Policies - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pesos [Member]
Disclosure of foreign exchange rates [line items]
Closing	18.92	19.65	19.65
Average	19.35	19.2583	18.8825
Euro [member]
Disclosure of foreign exchange rates [line items]
Closing	0.8917	0.8727	0.8331
Average	0.8941	0.8483	0.8817
Pounds [member]
Disclosure of foreign exchange rates [line items]
Closing	0.7550	0.7843	0.7405
Average	0.7831	0.7521	0.7707
Colombian Peso [member]
Disclosure of foreign exchange rates [line items]
Closing	3,277	3,250	2,984
Average	3,300	2,972	2,958
Egyptian, Pound [member]
Disclosure of foreign exchange rates [line items]
Closing	16.0431	17.9559	17.7308
Average	16.7382	17.8223	17.7785
Philippine pesos [member]
Disclosure of foreign exchange rates [line items]
Closing	50.6350	52.58	49.9300
Average	51.5650	52.6925	50.3817